UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Great Companies, Inc.
Address: 18534 N. Dale Mabry Hwy
         Lutz, FL  33548

13F File Number:  28-11609

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Julie C. Carnevale
Title:     President
Phone:     813-960-9600

Signature, Place, and Date of Signing:

     Julie C. Carnevale     Lutz, FL/USA     August 11, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     34

Form13F Information Table Value Total:     $146,604 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC INC                      COM              001055102     3445   110808 SH       Sole                    42915        0    67893
AKAMAI TECHNOLOGIES INC        COM              00971t101     5631   293605 SH       Sole                   175055        0   118550
AMERICAN INTL GROUP INC        COM              026874107      141     6080 SH       Sole                     3319        0     2761
AMPHENOL CORP NEW              CL A             032095101     3385   106996 SH       Sole                    60069        0    46927
BROADCOM CORP                  CL A             111320107     5143   207478 SH       Sole                   146630        0    60848
COACH INC                      COM              189754104     6487   241335 SH       Sole                   156300        0    85035
COGNIZANT TECHNOLOGY SOLUTIO   CL A             192446102    11030   413100 SH       Sole                   229890        0   183210
DANAHER CORP DEL               COM              235851102     3470    56204 SH       Sole                    30634        0    25570
EBAY INC                       COM              278642103     4705   274675 SH       Sole                   157555        0   117120
FEDEX CORP                     COM              31428x106     2576    46317 SH       Sole                    23825        0    22492
FISERV INC                     COM              337738108     4153    90850 SH       Sole                    51023        0    39827
GAMESTOP CORP NEW              CL A             36467w109     5206   236515 SH       Sole                   132890        0   103625
GOOGLE INC                     CL A             38259p508     3435     8148 SH       Sole                     4766        0     3382
JOHNSON & JOHNSON              COM              478160104     5304    93375 SH       Sole                    52515        0    40860
KOHLS CORP                     COM              500255104     5147   120393 SH       Sole                    83415        0    36978
L-3 COMMUNICATIONS HLDGS INC   COM              502424104     2533    36515 SH       Sole                    20425        0    16090
MANITOWOC INC                  COM              563571108     3621   688313 SH       Sole                   386270        0   302043
MEDCO HEALTH SOLUTIONS INC     COM              58405u102     5420   118840 SH       Sole                    66635        0    52205
MEMC ELECTR MATLS INC          COM              552715104     2496   140172 SH       Sole                    76915        0    63257
NATIONAL OILWELL VARCO INC     COM              637071101     1277    39085 SH       Sole                      319        0    38766
NII HLDGS INC                  CL B NEW         62913f201     9015   472735 SH       Sole                   280060        0   192675
NIKE INC                       CL B             654106103     3341    64527 SH       Sole                    38753        0    25774
ORACLE CORP                    COM              68389X105     4009   187162 SH       Sole                   103277        0    83885
PEPSICO INC                    COM              713448108     1500    27285 SH       Sole                        0        0    27285
PROCTER & GAMBLE CO            COM              742718109     1349    26405 SH       Sole                        0        0    26405
ROCKWELL COLLINS INC           COM              774341101     2925    70084 SH       Sole                    39434        0    30650
SCHWAB CHARLES CORP NEW        COM              808513105     7007   399469 SH       Sole                   218936        0   180533
STAPLES INC                    COM              855030102     6181   306279 SH       Sole                   199757        0   106522
STRYKER CORP                   COM              863667101     2569    64646 SH       Sole                    34133        0    30513
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     4396    89089 SH       Sole                    49619        0    39470
UNITED TECHNOLOGIES CORP       COM              913017109     3293    63380 SH       Sole                    35334        0    28046
UNITEDHEALTH GROUP INC         COM              91324p102     7191   287862 SH       Sole                   161402        0   126460
WALGREEN CO                    COM              931422109     3942   134075 SH       Sole                    63940        0    70135
WEATHERFORD INTERNATIONAL LT   REG              h27013103     5281   270002 SH       Sole                   151832        0   118170